CVC - INTANGIBLE ASSETS - Summary of Acquired Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 20, 2016	Dec. 31, 2015
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises	$ 13,020,081	$ 13,020,081	$ 13,020,081
Goodwill	8,019,849	8,019,861	7,992,700		$ 2,040,402
Total	$ 21,039,930	$ 21,039,942	21,012,781
Cablevision Systems Corporation And Subsidiaries
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill			$ 5,838,959	$ 262,345	262,345
Total					1,001,443
Cablevision Systems Corporation And Subsidiaries | Cable television franchises
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises					731,848
Cablevision Systems Corporation And Subsidiaries | Trademarks and other assets
Acquired Indefinite-lived Intangible Assets [Line Items]
Cable television franchises					$ 7,250